Distribution Date:	06/17/26	Wells Fargo Commercial Mortgage Trust 2025-C65
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2025-C65

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	5
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com
Bond / Collateral Reconciliation - Cash Flows	6
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16	Trustee	Computershare Trust Company, National Association
Principal Prepayment Detail	17		Attention: Computershare Corporate Trust	trustadministrationgroup@computershare.com;
				CCTCREBondAdmin@computershare.com
Historical Detail	18		9062 Old Annapolis Road | Columbia, MD 21045-1951 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Modified Loan Detail	23	Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: WFCM 2025-C65—Transaction Manager	notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95004WAA3	4.287000%	7,474,000.00	6,762,639.08	91,611.23	24,159.53	0.00	0.00	115,770.76	6,671,027.85	30.04%	30.00%
A-SB	95004WAB1	5.173000%	9,544,000.00	9,544,000.00	0.00	41,142.59	0.00	0.00	41,142.59	9,544,000.00	30.04%	30.00%
A-4	95004WAC9	4.999000%	116,019,000.00	116,019,000.00	0.00	483,315.82	0.00	0.00	483,315.82	116,019,000.00	30.04%	30.00%
A-5	95004WAD7	5.292000%	349,184,000.00	349,184,000.00	0.00	1,539,901.44	0.00	0.00	1,539,901.44	349,184,000.00	30.04%	30.00%
A-S	95004WAG0	5.666000%	67,166,000.00	67,166,000.00	0.00	317,135.46	0.00	0.00	317,135.46	67,166,000.00	20.27%	20.25%
B	95004WAH8	5.967000%	36,167,000.00	36,167,000.00	0.00	179,840.41	0.00	0.00	179,840.41	36,167,000.00	15.02%	15.00%
C	95004WAJ4	6.014000%	28,416,000.00	28,416,000.00	0.00	142,411.52	0.00	0.00	142,411.52	28,416,000.00	10.89%	10.88%
D	95004WAP0	4.000000%	22,389,000.00	22,389,000.00	0.00	74,630.00	0.00	0.00	74,630.00	22,389,000.00	7.63%	7.63%
E	95004WAR6	4.000000%	15,500,000.00	15,500,000.00	0.00	51,666.67	0.00	0.00	51,666.67	15,500,000.00	5.38%	5.38%
F-RR	95004WAT2	6.516611%	10,333,000.00	10,333,000.00	0.00	56,113.45	0.00	0.00	56,113.45	10,333,000.00	3.88%	3.88%
G-RR*	95004WAV7	6.516611%	26,695,246.00	26,695,246.00	0.00	144,914.94	0.00	0.00	144,914.94	26,695,246.00	0.00%	0.00%
R	95004WAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			688,887,246.00	688,175,885.08	91,611.23	3,055,231.83	0.00	0.00	3,146,843.06	688,084,273.85

X-A	95004WAE5	1.311683%	482,221,000.00	481,509,639.08	0.00	526,323.30	0.00	0.00	526,323.30	481,418,027.85
X-B	95004WAF2	0.692925%	131,749,000.00	131,749,000.00	0.00	76,076.81	0.00	0.00	76,076.81	131,749,000.00
X-D	95004WAK1	2.516611%	22,389,000.00	22,389,000.00	0.00	46,953.68	0.00	0.00	46,953.68	22,389,000.00
X-E	95004WAM7	2.516611%	15,500,000.00	15,500,000.00	0.00	32,506.23	0.00	0.00	32,506.23	15,500,000.00
Notional SubTotal			651,859,000.00	651,147,639.08	0.00	681,860.02	0.00	0.00	681,860.02	651,056,027.85

Deal Distribution Total					91,611.23	3,737,091.85	0.00	0.00	3,828,703.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95004WAA3	904.82192668	12.25732272	3.23247659	0.00000000	0.00000000	0.00000000	0.00000000	15.48979930	892.56460396
A-SB	95004WAB1	1,000.00000000	0.00000000	4.31083298	0.00000000	0.00000000	0.00000000	0.00000000	4.31083298	1,000.00000000
A-4	95004WAC9	1,000.00000000	0.00000000	4.16583335	0.00000000	0.00000000	0.00000000	0.00000000	4.16583335	1,000.00000000
A-5	95004WAD7	1,000.00000000	0.00000000	4.41000000	0.00000000	0.00000000	0.00000000	0.00000000	4.41000000	1,000.00000000
A-S	95004WAG0	1,000.00000000	0.00000000	4.72166662	0.00000000	0.00000000	0.00000000	0.00000000	4.72166662	1,000.00000000
B	95004WAH8	1,000.00000000	0.00000000	4.97250007	0.00000000	0.00000000	0.00000000	0.00000000	4.97250007	1,000.00000000
C	95004WAJ4	1,000.00000000	0.00000000	5.01166667	0.00000000	0.00000000	0.00000000	0.00000000	5.01166667	1,000.00000000
D	95004WAP0	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	95004WAR6	1,000.00000000	0.00000000	3.33333355	0.00000000	0.00000000	0.00000000	0.00000000	3.33333355	1,000.00000000
F-RR	95004WAT2	1,000.00000000	0.00000000	5.43050905	0.00000000	0.00000000	0.00000000	0.00000000	5.43050905	1,000.00000000
G-RR	95004WAV7	1,000.00000000	0.00000000	5.42849240	0.00201721	0.40908557	0.00000000	0.00000000	5.42849240	1,000.00000000
R	95004WAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95004WAE5	998.52482385	0.00000000	1.09145661	0.00000000	0.00000000	0.00000000	0.00000000	1.09145661	998.33484616
X-B	95004WAF2	1,000.00000000	0.00000000	0.57743748	0.00000000	0.00000000	0.00000000	0.00000000	0.57743748	1,000.00000000
X-D	95004WAK1	1,000.00000000	0.00000000	2.09717629	0.00000000	0.00000000	0.00000000	0.00000000	2.09717629	1,000.00000000
X-E	95004WAM7	1,000.00000000	0.00000000	2.09717613	0.00000000	0.00000000	0.00000000	0.00000000	2.09717613	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/26 - 05/30/26	30	0.00	24,159.53	0.00	24,159.53	0.00	0.00	0.00	24,159.53	0.00
A-SB	05/01/26 - 05/30/26	30	0.00	41,142.59	0.00	41,142.59	0.00	0.00	0.00	41,142.59	0.00
A-4	05/01/26 - 05/30/26	30	0.00	483,315.82	0.00	483,315.82	0.00	0.00	0.00	483,315.82	0.00
A-5	05/01/26 - 05/30/26	30	0.00	1,539,901.44	0.00	1,539,901.44	0.00	0.00	0.00	1,539,901.44	0.00
X-A	05/01/26 - 05/30/26	30	0.00	526,323.30	0.00	526,323.30	0.00	0.00	0.00	526,323.30	0.00
X-B	05/01/26 - 05/30/26	30	0.00	76,076.81	0.00	76,076.81	0.00	0.00	0.00	76,076.81	0.00
X-D	05/01/26 - 05/30/26	30	0.00	46,953.68	0.00	46,953.68	0.00	0.00	0.00	46,953.68	0.00
X-E	05/01/26 - 05/30/26	30	0.00	32,506.23	0.00	32,506.23	0.00	0.00	0.00	32,506.23	0.00
A-S	05/01/26 - 05/30/26	30	0.00	317,135.46	0.00	317,135.46	0.00	0.00	0.00	317,135.46	0.00
B	05/01/26 - 05/30/26	30	0.00	179,840.41	0.00	179,840.41	0.00	0.00	0.00	179,840.41	0.00
C	05/01/26 - 05/30/26	30	0.00	142,411.52	0.00	142,411.52	0.00	0.00	0.00	142,411.52	0.00
D	05/01/26 - 05/30/26	30	0.00	74,630.00	0.00	74,630.00	0.00	0.00	0.00	74,630.00	0.00
E	05/01/26 - 05/30/26	30	0.00	51,666.67	0.00	51,666.67	0.00	0.00	0.00	51,666.67	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	56,113.45	0.00	56,113.45	0.00	0.00	0.00	56,113.45	0.00
G-RR	05/01/26 - 05/30/26	30	10,808.10	144,968.79	0.00	144,968.79	53.85	0.00	0.00	144,914.94	10,920.64
Totals			10,808.10	3,737,145.70	0.00	3,737,145.70	53.85	0.00	0.00	3,737,091.85	10,920.64

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,828,703.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,748,928.15	Master Servicing Fee	2,134.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,106.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	296.30
ARD Interest	0.00	Operating Advisor Fee	177.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,066.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,748,928.15	Total Fees	11,782.43

Principal		Expenses/Reimbursements
Scheduled Principal	91,611.23	Reimbursement for Interest on Advances	53.85
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	91,611.23	Total Expenses/Reimbursements	53.85

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,737,091.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	91,611.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,828,703.08
Total Funds Collected	3,840,539.38	Total Funds Distributed	3,840,539.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	688,175,885.88	688,175,885.88	Beginning Certificate Balance	688,175,885.08
(-) Scheduled Principal Collections	91,611.23	91,611.23	(-) Principal Distributions	91,611.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,084,274.65	688,084,274.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	688,267,403.62	688,267,403.62	Ending Certificate Balance	688,084,273.85
Ending Actual Collateral Balance	688,162,576.48	688,162,576.48

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.80)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.80)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,000,000 or less	2	5,325,000.00	0.77%	110	6.8776	1.915634	1.30 or less	6	169,215,464.99	24.59%	111	6.7166	1.180397
4,000,001 to 8,000,000	6	34,862,401.50	5.07%	108	6.1863	1.846822	1.31 to 1.40	1	38,000,000.00	5.52%	112	7.5000	1.390000
8,000,001 to 10,000,000	2	18,533,955.07	2.69%	109	6.0644	1.319942	1.41 to 1.50	4	73,229,068.50	10.64%	111	6.5581	1.461733
10,000,001 to 15,000,000	4	47,100,207.97	6.85%	109	6.7005	1.818731	1.51 to 1.60	1	3,325,000.00	0.48%	111	7.4700	1.510000
15,000,001 to 20,000,000	4	67,343,180.38	9.79%	110	6.4497	1.824183	1.61 to 1.70	2	70,500,000.00	10.25%	108	6.5391	1.651206
20,000,001 to 30,000,000	4	92,500,000.00	13.44%	109	6.0636	2.333135	1.71 to 1.90	3	56,833,955.07	8.26%	111	5.9554	1.839987
30,000,001 to 50,000,000	6	242,419,529.73	35.23%	111	6.4270	1.797954	1.91 to 2.10	1	41,419,529.73	6.02%	109	6.6420	2.000000
50,000,001 or greater	3	180,000,000.00	26.16%	110	6.2191	1.750833	2.11 or greater	13	235,561,256.36	34.23%	109	5.7385	2.572306
Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073	Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	5,897,718.75	0.86%	107	6.3500	1.660000	Totals	79	688,084,274.65	100.00%	110	6.3262	1.852073
Arizona	1	15,000,000.00	2.18%	111	7.6060	0.820000
									Property Type³
Arkansas	1	3,294,117.65	0.48%	110	6.8920	1.230000
California	4	120,763,023.57	17.55%	111	6.0840	2.151611		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	3,264,593.75	0.47%	107	6.3500	1.660000		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	3	10,717,475.05	1.56%	109	6.5608	1.468675	Industrial	2	41,000,000.00	5.96%	111	5.7080	1.870000
Florida	4	19,097,968.75	2.78%	111	6.0865	1.783869	Lodging	4	83,647,453.09	12.16%	109	6.6773	1.941978
Georgia	2	17,844,336.63	2.59%	109	6.3930	2.117937	Mixed Use	12	84,595,885.37	12.29%	109	6.3118	2.239941
Illinois	1	7,300,000.00	1.06%	110	6.6500	1.800000	Multi-Family	3	35,215,464.99	5.12%	111	6.7126	1.387785
Indiana	1	2,780,250.00	0.40%	107	6.3500	1.660000	Office	4	135,625,000.00	19.71%	111	6.1800	2.023305
Louisiana	1	880,343.75	0.13%	107	6.3500	1.660000	Other	1	10,000,000.00	1.45%	107	5.6500	0.970000
Maryland	4	34,553,781.51	5.02%	112	6.6323	1.403469	Retail	52	290,771,402.70	42.26%	110	6.3511	1.726536
Massachusetts	8	57,500,000.00	8.36%	108	5.8928	2.590000	Self Storage	1	7,229,068.50	1.05%	108	6.7380	1.490000
Michigan	2	7,348,458.77	1.07%	108	6.5533	1.498713	Totals	79	688,084,274.65	100.00%	110	6.3262	1.852073
Minnesota	1	3,428,571.43	0.50%	110	6.8920	1.230000
New Jersey	3	20,676,470.59	3.00%	111	7.1304	1.522361
New York	4	137,168,375.00	19.93%	111	6.1272	1.728893
North Carolina	7	58,382,029.73	8.48%	109	6.5711	1.884943
Ohio	14	43,425,062.50	6.31%	111	7.3563	1.423731
Oregon	1	30,833,333.00	4.48%	106	5.5770	2.170000
South Carolina	5	29,948,687.50	4.35%	111	6.5059	1.478239
Tennessee	4	6,731,312.50	0.98%	107	6.3500	1.660000
Texas	1	27,360,000.00	3.98%	111	5.7080	1.870000
Virginia	2	13,672,899.23	1.99%	109	6.0340	2.678984
Wisconsin	1	10,215,464.99	1.48%	109	7.0370	1.260000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.7500 or less	9	201,833,333.00	29.33%	110	5.6191	2.358770	12 months or less	25	592,250,941.65	86.07%	110	6.3745	1.868252
	5.7501 to 6.2500	5	68,384,742.98	9.94%	108	5.9024	2.645709	13 months to 24 months	6	95,833,333.00	13.93%	107	6.0283	1.752087
	6.2501 to 6.5000	2	71,343,180.38	10.37%	107	6.3608	1.774539	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 7.0000	10	264,482,553.30	38.44%	111	6.6313	1.446803	Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073
	7.0001 to 7.2500	2	25,715,464.99	3.74%	111	7.1413	1.476990
	7.2501 or greater	3	56,325,000.00	8.19%	112	7.5265	1.245286
	Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	31	688,084,274.65	100.00%	110	6.3262	1.852073	Interest Only	23	571,158,333.00	83.01%	110	6.2494	1.856568
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	296 months or less	1	41,419,529.73	6.02%	109	6.6420	2.000000
	Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073	297 months or greater	7	75,506,411.92	10.97%	110	6.7342	1.736925
								Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		15	429,125,941.65	62.37%	110	6.3037	1.973868			No outstanding loans in this group
	12 months or less	16	258,958,333.00	37.63%	110	6.3637	1.650243
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	688,084,274.65	100.00%	110	6.3262	1.852073
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512540	OF	New York	NY	Actual/360	6.641%	371,711.53	0.00	0.00	N/A	09/05/35	--	65,000,000.00	65,000,000.00	06/05/26
2A-1-1	30323526	RT	New York	NY	Actual/360	5.642%	291,503.33	0.00	0.00	N/A	09/11/35	--	60,000,000.00	60,000,000.00	05/11/26
3A-1-A	30323527	OF	Irvine	CA	Actual/360	5.552%	172,112.00	0.00	0.00	N/A	09/11/35	--	36,000,000.00	36,000,000.00	05/11/26
3A-4-A	30323528				Actual/360	5.552%	114,741.33	0.00	0.00	N/A	09/11/35	--	24,000,000.00	24,000,000.00	05/11/26
4A1-C1-B	30323529	MU	Cambridge	MA	Actual/360	5.893%	112,904.99	0.00	0.00	N/A	06/09/35	--	22,250,000.00	22,250,000.00	06/09/26
4A4-C1-C	30323530				Actual/360	5.893%	10,148.76	0.00	0.00	N/A	06/09/35	--	2,000,000.00	2,000,000.00	06/09/26
4A4-C2-B	30323531				Actual/360	5.893%	55,818.20	0.00	0.00	N/A	06/09/35	--	11,000,000.00	11,000,000.00	06/09/26
4A5-C1-B	30323532				Actual/360	5.893%	112,904.99	0.00	0.00	N/A	06/09/35	--	22,250,000.00	22,250,000.00	06/09/26
5A-1-1	30512138	RT	Various	Various	Actual/360	6.350%	300,743.06	0.00	0.00	N/A	05/01/35	--	55,000,000.00	55,000,000.00	06/01/26
6	30323533	RT	Hacienda Heights	CA	Actual/360	6.600%	255,750.00	0.00	0.00	N/A	09/06/35	--	45,000,000.00	45,000,000.00	06/06/26
7	30323534	LO	Greensboro	NC	Actual/360	6.642%	237,185.77	50,139.17	0.00	N/A	07/11/35	--	41,469,668.90	41,419,529.73	05/11/26
8	30323535	IN	Various	Various	Actual/360	5.708%	201,524.11	0.00	0.00	N/A	09/06/35	--	41,000,000.00	41,000,000.00	06/06/26
9	30323536	RT	Various	Various	Actual/360	6.513%	229,945.08	0.00	0.00	N/A	09/11/35	--	41,000,000.00	41,000,000.00	05/11/26
10	30323537	Various Cleveland		OH	Actual/360	7.500%	245,416.67	0.00	0.00	N/A	10/06/35	--	38,000,000.00	38,000,000.00	06/06/26
11A-2-2-1B	30323538	RT	Portland	OR	Actual/360	5.577%	24,492.33	0.00	0.00	N/A	04/06/35	--	5,100,000.00	5,100,000.00	06/06/26
11A-2-4-2	30323539				Actual/360	5.577%	23,531.84	0.00	0.00	N/A	04/06/35	--	4,900,000.00	4,900,000.00	06/06/26
11A-3-1B	30323540				Actual/360	5.577%	74,437.46	0.00	0.00	N/A	04/06/35	--	15,500,000.00	15,500,000.00	06/06/26
11A-3-2	30323541				Actual/360	5.577%	25,612.89	0.00	0.00	N/A	04/06/35	--	5,333,333.00	5,333,333.00	06/06/26
12A-2	30323543	MF	Owings Mills	MD	Actual/360	6.580%	113,322.22	0.00	0.00	N/A	10/06/35	--	20,000,000.00	20,000,000.00	06/06/26
12A-3	30323544				Actual/360	6.580%	28,330.56	0.00	0.00	N/A	10/06/35	--	5,000,000.00	5,000,000.00	06/06/26
13	30323546	RT	Various	Various	Actual/360	6.892%	142,434.67	0.00	0.00	N/A	08/06/35	--	24,000,000.00	24,000,000.00	06/06/26
14	30323547	LO	Blue Ridge	GA	Actual/360	6.397%	90,098.90	13,077.17	0.00	N/A	07/11/35	--	16,356,257.55	16,343,180.38	05/11/26
15	30323548	RT	Various	NJ	Actual/360	7.210%	96,233.47	0.00	0.00	N/A	10/06/35	--	15,500,000.00	15,500,000.00	06/06/26
16	30323549	LO	Tucson	AZ	Actual/360	7.606%	98,244.17	0.00	0.00	N/A	09/06/35	--	15,000,000.00	15,000,000.00	05/06/26
17	30323550	LO	Danville	VA	Actual/360	5.953%	55,847.40	9,771.14	0.00	N/A	07/11/35	--	10,894,514.12	10,884,742.98	05/11/26
18	30512292	MF	Milwaukee	WI	Actual/360	7.037%	61,943.47	6,838.82	0.00	N/A	07/01/35	--	10,222,303.81	10,215,464.99	06/01/26
19A-2-2	30323551	98	New York	NY	Actual/360	5.650%	48,652.78	0.00	0.00	N/A	05/06/35	--	10,000,000.00	10,000,000.00	06/06/26
20	30323552	MU	Santa Clarita	CA	Actual/360	6.550%	48,170.37	6,470.58	0.00	N/A	09/06/35	--	8,540,425.65	8,533,955.07	06/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30323553	OF	Aurora	IL	Actual/360	6.650%	41,802.64	0.00	0.00	N/A	08/06/35	--	7,300,000.00	7,300,000.00	06/06/26
22	30323554	SS	Santa Rosa	CA	Actual/360	6.738%	41,975.10	5,314.35	0.00	N/A	06/11/35	--	7,234,382.85	7,229,068.50	05/11/26
23	30323555	OF	Miami	FL	Actual/360	7.470%	21,388.06	0.00	0.00	N/A	09/06/35	--	3,325,000.00	3,325,000.00	06/06/26
Totals							3,748,928.15	91,611.23	0.00				688,175,885.88	688,084,274.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	11,378,466.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1-1	0.00	0.00	--	--	--	0.00	0.00	291,374.17	291,374.17	0.00	0.00
3A-1-A	0.00	0.00	--	--	--	0.00	0.00	172,034.50	172,034.50	0.00	0.00
3A-4-A	0.00	0.00	--	--	--	0.00	0.00	114,689.67	114,689.67	0.00	0.00
4A1-C1-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4-C1-C	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A4-C2-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5-C1-B	140,920,844.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-1-1	17,935,765.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,930,393.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	287,235.66	287,235.66	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	229,856.82	229,856.82	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-2-1B	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-2-4-2	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-3-1B	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A-3-2	43,640,913.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-2	3,931,902.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-3	3,931,902.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	103,140.85	103,140.85	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,402,351.59	0.00	--	--	--	0.00	0.00	98,211.88	98,211.88	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	65,595.08	65,595.08	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A-2-2	9,268,536.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	933,099.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	47,273.87	47,273.87	0.00	0.00
23	387,058.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	791,346,506.05	0.00				0.00	0.00	1,409,412.50	1,409,412.50	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326249%	6.306367%	110
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326281%	6.306398%	111
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326318%	6.306436%	112
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326349%	6.306467%	113
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326399%	6.306516%	114
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326429%	6.306547%	115
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326459%	6.306577%	116
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.326496%	6.306614%	117
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A-1-1	30323526	05/11/26	0	A	291,374.17	291,374.17	0.00	60,000,000.00
3A-1-A	30323527	05/11/26	0	A	172,034.50	172,034.50	0.00	36,000,000.00
3A-4-A	30323528	05/11/26	0	A	114,689.67	114,689.67	0.00	24,000,000.00
7	30323534	05/11/26	0	A	287,235.66	287,235.66	0.00	41,469,668.90
9	30323536	05/11/26	0	A	229,856.82	229,856.82	0.00	41,000,000.00
14	30323547	05/11/26	0	A	103,140.85	103,140.85	0.00	16,356,257.55
16	30323549	05/06/26	0	B	98,211.88	98,211.88	37,172.82	15,000,000.00	01/30/26	98
17	30323550	05/11/26	0	A	65,595.08	65,595.08	0.00	10,894,514.12
22	30323554	05/11/26	0	A	47,273.87	47,273.87	0.00	7,234,382.85
Totals					1,409,412.50	1,409,412.50	37,172.82	251,954,823.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		688,084,275	688,084,275		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	688,084,275	688,084,275	0	0	0	0
May-26	688,175,886	688,175,886	0	0	0	0
Apr-26	688,284,170	688,284,170	0	0	0	0
Mar-26	688,374,658	688,374,658	0	0	0	0
Feb-26	688,516,327	688,516,327	0	0	0	0
Jan-26	688,605,509	688,605,509	0	0	0	0
Dec-25	688,694,191	688,694,191	0	0	0	0
Nov-25	688,799,656	688,799,656	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	30323549	15,000,000.00	15,000,000.00	19,500,000.00	03/03/26	949,795.49	0.82000	12/31/25	09/06/35	351
Totals		15,000,000.00	15,000,000.00	19,500,000.00		949,795.49

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	30323549	LO	AZ	01/30/26	98

6/11/2026 - The loan was transferred to special servicing on January 30, 2026, due to inconsistencies identified in the borrower''s reporting package. In April 2026, the loan was accelerated after the borrower failed to rebalance the PIP reserve. S

S is currently evaluating all options, including pursuing foreclosure and seeking the appointment of a receiver, to maximize recovery on the loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	53.85	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	53.85	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			53.85

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27